Income Taxes (Details) - Schedule of income tax provision - Gx Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Current			$ 189,389	$ 669,883
Deferred			2,255	(1,653)
State and Local
Current
Deferred
Change in valuation allowance
Income tax provision	$ (43,700)	$ 272,639	$ 191,644	$ 668,230